Property, Plant and Equipment	12 Months Ended
Jun. 30, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment

12. PROPERTY, PLANT AND EQUIPMENT

	2018	2017
	$'000	$'000
Leasehold improvements - at cost	79	79
Less: Accumulated depreciation	(44)	(19)
	35	60

Plant and equipment - at cost	975	889
Less: Accumulated depreciation	(691)	(504)
	284	385
	319	445

Reconciliations

Reconciliations of the written down values at the beginning and end of the current and previous financial year are set out below:

	Leasehold	Plant and
	improvement	equipment	Total
	$'000	$'000	$'000
Balance at June 30, 2016	44	462	506
Additions	74	97	171
Depreciation expense	(53)	(164)	(217)
FX loss	(5)	(10)	(15)
Balance at June 30, 2017	60	385	445
Additions	—	86	86
Disposals	—	(27)	(27)
Depreciation expense	(25)	(169)	(194)
FX loss	—	9	9
Balance at June 30, 2018	35	284	319